Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 104,765	$ 122,453	$ 132,694
Share-based compensation	69,187	69,410	95,176
Professional services	24,480	24,287	24,264
Travel expenses	7,809	17,604	21,790
Office expenses	12,974	14,095	14,784
Other expenses	22,946	19,609	16,518
Total selling, general and administrative expenses	$ 242,161	$ 267,458	$ 305,226